Summary of significant accounting policies (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Net loss	$ 26,544,958	$ 23,888,403	$ 50,715,696		$ 32,385,895
Stockholders' deficit	8,004,374	44,617,035	68,770,018		22,568,663		$ 14,445,660
Working capital deficiency	3,953,540.38		52,971,785
Cash used in operating activities	15,916,911.08	15,379,932	34,679,455		22,037,588
Marketing and commissions costs	18,471,073	19,136,253	52,918,949		24,810,603
Cash paid for interest expense			55,809	£ 43,666
Cash paid for income taxes
Restricted Cash and Cash Equivalent | S/						S/ 120,000.00
Restricted cash	$ 32,307		$ 31,936		$ 32,426
Cash feld description			15% of the Company’s cash held in Peru and Nigeria on December 31, 2024	15% of the Company’s cash held in Peru and Nigeria on December 31, 2024
ARGENTINA
Finite-Lived Intangible Assets [Line Items]
Inflation rate percentage			229.80%	229.80%	133.50%
Foreign currency exchange rate depreciation percentage			27.00%	27.00%
UNITED STATES
Finite-Lived Intangible Assets [Line Items]
Foreign currency exchange rate					358
Capitalized Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives			5 years			5 years